COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments
Capital commitments and contingent liabilities for the Company as at June 30, 2021 are summarized in the table below.

(in thousands of $)	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Long-term debt obligations	82,522	85,375	180,002	259,653	422,473	623,692	1,653,717
Total	82,522	85,375	180,002	259,653	422,473	623,692	1,653,717